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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Watershed Asset Management, L.L.C.
Address:  One Maritime Plaza, Suite 1525
          San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Meridee A. Moore
Title:   Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:

/s/ Meridee A. Moore          San Francisco, CA               February 12, 2010
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $125,866 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number     Name

     1        28-11473                 WS Partners, L.L.C.


                                                      FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5            COLUMN 6  COLUMN 7     COLUMN 8
--------                     --------          --------   --------     --------            --------  --------     --------
                                                            VALUE      SHARES/   SH/ PUT/  INVESTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x $1,000)   PRN AMT   PRN CALL  DSCRETN   MANAGERS  SOLE     SHARED  NONE
--------------               --------------    -----      ----------   -------   --- ----  -------   --------  ----     ------  ----
CIT GROUP INC                COM NEW           125581801    7,126      258,098   SH         Other      1      258,098
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109    3,150      303,200   SH         Other      1      303,200
EQUINIX INC                  NOTE 3.000%10/1   29444UAG1   16,957   14,500,000   PRN        Other      1   14,500,000
GLOBAL CROSSING LTD          NOTE 5.000% 5/1   37932JAA1   17,298   17,480,000   PRN        Other      1   17,480,000
ISHARES TR INDEX             RUSSELL 2000      464287655   21,810      349,300   SH  PUT    Other      1      349,300
SPDR SERIES TRUST            KBW REGN BK ETF   78464A698    1,732       77,843   SH         Other      1       77,843
MASCO CORP                   COM               574599106    3,309      239,600   SH         Other      1      239,600
SANDISK CORP                 NOTE 1.000% 5/1   80004CAC5    2,499    3,000,000   PRN        Other      1    3,000,000
SIRIUS SATELLITE RADIO INC   NOTE 3.250%10/1   82966UAD5    3,848    4,220,000   PRN        Other      1    4,220,000
SPDR TR                      UNIT SER 1        78462F103   28,818      258,600   SH  PUT    Other      1      258,600
TIME WARNER TELECOM INC      DBCV 2.375% 4/0   887319AC5   18,041   16,166,000   PRN        Other      1   16,166,000
SELECT SECTOR SPDR TR        SBI INT-UTILS     81369Y886    1,278       41,200   SH         Other      1       41,200
